Business Combinations (Details) - Schedule of the fair value of the assets acquired and liabilities assumed - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of The Fair Value Of The Assets Acquired And Liabilities Assumed Abstract
Cash	$ 3,420,060	$ 3,420,060
Accounts receivable	900,207	900,207
Prepaid expenses	19,726	19,726
Capital assets	4,591	4,591
Intangible assets	2,759,000	2,759,000
Accounts payable, accruals, and other liabilities	(379,914)	(379,914)
Deferred revenue	(219,000)	(219,000)
Deferred tax liability	(128,459)	(128,459)
Fair value of net identifiable assets acquired	6,376,211	6,376,211
Add: Goodwill	662,899	662,899
Total net assets acquired	7,039,110	7,039,110
Purchase consideration:
Common shares	7,038,691	7,038,691
Additional paid-in capital	419	419
Total consideration	$ 7,039,110	$ 7,039,110